Financial instruments - (Schedule of commodity price risk) (Details) - Commodity price risk [Member] $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / OZ $ / lbs	Dec. 31, 2024 USD ($) $ / OZ $ / lbs
Copper prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.3	0.3
Effect of variance increase on after-tax profit	$ 1.4	$ 3.4
Effect of variance decrease on after-tax profit	$ (1.4)	$ (3.5)
Gold prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / OZ	300	300
Effect of variance increase on after-tax profit	$ 1.8	$ 0.0
Effect of variance decrease on after-tax profit	$ (1.8)	$ 0.0
Zinc prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.1	0.1
Effect of variance increase on after-tax profit	$ 0.5	$ 0.1
Effect of variance decrease on after-tax profit	$ (0.5)	$ (0.1)